General information and significant accounting policies	9 Months Ended
Sep. 30, 2020
General information and significant accounting policies
General information and significant accounting policies

1.          General information and significant accounting policies

1.1.       Background

Ardmore Shipping Corporation (NYSE: ASC) (“ASC”), together with its subsidiaries (collectively, the “Company”), provides seaborne transportation of petroleum products and chemicals worldwide to oil majors, national oil companies, oil and chemical traders, and chemical companies, with its modern, fuel-efficient fleet of mid-size product and chemical tankers and the Company operates its business in one operating segment, the transportation of refined petroleum products and chemicals. As at September 30, 2020, the Company had 26 owned vessels in operation, including the Ardmore Seafarer which was purchased in the third quarter 2020. The average age of the Company’s operating fleet as at September 30, 2020 was 7.3 years. Ardmore also chartered in one vessel in the third quarter of 2020 on a short-term lease.

On March 11, 2020, the World Health Organization declared the recent novel coronavirus (“COVID-19”) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions. Such measures have caused and will likely continue to cause severe trade disruptions. The extent to which COVID-19 will impact the Company's results of operations and financial condition, including possible impairments, will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the virus and the measures taken to contain or treat its impact, among others. Accordingly, an estimate of the impact cannot be made at this time.

1.2.       Management and organizational structure

ASC was incorporated in the Republic of the Marshall Islands on May 14, 2013. ASC commenced business operations through its predecessor company, Ardmore Shipping LLC, on April 15, 2010.

As at September 30, 2020, ASC had 76 wholly owned subsidiaries, the majority of which represent single ship-owning companies for ASC’s fleet, and one 50%-owned joint venture, Anglo Ardmore Ship Management Limited ("AASML"), which provides technical management services to a majority of the ASC fleet. Ardmore Shipping (Bermuda) Limited, a wholly owned subsidiary incorporated in Bermuda, carries out the Company’s management services and associated functions. Ardmore Shipping Services (Ireland) Limited, a wholly owned subsidiary incorporated in Ireland, provides the Company’s corporate, accounting, fleet administration and operations services. Each of Ardmore Shipping (Asia) Pte. Limited and Ardmore Shipping (Americas) LLC, wholly owned subsidiaries incorporated in Singapore and Delaware, respectively, performs commercial management and chartering services for the Company

1.          General information and significant accounting policies (continued)

1.3.       Basis of preparation

The accompanying interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”), and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) that apply to interim condensed financial statements. Accordingly, they do not include all of the information and footnotes normally included in consolidated financial statements prepared in conformity with U.S. GAAP. They should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s 2019 Annual Report on Form 20-F, filed with the SEC on April 3, 2020. The condensed consolidated balance sheet as of December 31, 2019 has been derived from the audited financial statements at that date but does not include all of the footnotes required by U.S. GAAP for complete financial statements.

The accompanying interim condensed consolidated financial statements are unaudited and include all adjustments (consisting of normal recurring adjustments) that management considers necessary for a fair presentation of its condensed consolidated financial position and results of operations for the interim periods presented.

The results of operations for the interim periods are not necessarily indicative of the results that may be expected for the entire year.

All subsidiaries are 100% directly or indirectly owned by ASC. AASML, which is a 50% owned joint venture, is accounted for using the equity method. All intercompany balances and transactions have been eliminated on consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications had no effect on the Company’s previously reported consolidated results of operations.

1.4.    Significant accounting policies

During the nine months ended September 30, 2020, the Company entered into floating-to-fixed interest rate swap agreements, associated with existing variable-rate debt and financing facilities, over a three-year term with multiple counterparties. In accordance with these transactions, the Company will pay an average fixed-rate interest amount of 0.32% and will receive floating rate interest amounts based on LIBOR. The Company’s accounting policy in relation to derivatives is noted below.

1.          General information and significant accounting policies (continued)

1.1.4    Derivatives

As required by ASC 815, Derivatives and Hedging, the Company records all derivatives on the balance sheet at fair value.  The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply, or the Company elects not to apply hedge accounting.

The Company elected to classify settlement payments as operating activities within the statement of cash flows.

There have been no other changes in the Company’s significant accounting policies for the nine months ended September 30, 2020 as compared to the significant accounting policies described in the Company’s audited consolidated financial statements for the year ended December 31, 2019. The accounting policies used in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those applied in the audited financial statements for the year ended December 31, 2019.

1.5.    Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU 2016-13: Financial Instruments - Credit Losses (Topic 326) which requires recognition of management’s estimates of current expected credit losses, rather than the current incurred losses model. The new model is generally applicable to all financial instruments that are not accounted for at fair value through net income. The standard is effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. The implementation of this standard on January 1, 2020 did not represent a significant impact on the consolidated financial statements and related disclosures.